PRINCIPAL ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

<1> Basis of presentation

These consolidated financial statements have been prepared by the Company without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”), and reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results for the interim periods reported in all material respects, on a basis consistent with the annual audited consolidated financial statements. Certain information, accounting policies, and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles ("GAAP") have been omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. These consolidated financial statements should be read in conjunction with the consolidated financial statements and the summary of significant accounting policies and notes included in the Company’s most recent annual report on Form 20-F. Results for the six months ended June 30, 2020 are not necessarily indicative of the results expected for the full year.

Restatement of Previously Issued Unaudited Consolidated Financial Statements

The Company has restated its unaudited consolidated financial statements to correct an error in the accounting treatment on extinguishment of convertible notes, which impacted related interest expense, foreign exchange gain (loss) and gain reversal of on extinguishment of convertible notes from additional paid-in capital. The restatement is also being made to correct the reclassification for certain line items to the condensed consolidated financial statements including reclassification between cost of sales and product development expenses; reclassification of income tax expense out from gain on disposal of subsidiaries; reclassification on reversal of statutory reserves due to disposal of subsidiaries to accumulated deficit and reclassification between Class A ordinary shares and Class B ordinary shares. This error as of June 30, 2020 was identified in the course of preparing the Company's consolidated financial statements for the year ended December 31, 2020.

The following tables present the effect of the error correction and reclassification adjustments discussed above on all affected line items of our previously issued condensed consolidated balance sheets as of June 30, 2020, condensed consolidated statements of operations and comprehensive (loss) gain for the six months ended June 30, 2020, condensed consolidated statements of changes in equity for the six months ended June 30, 2020 and the condensed consolidated statements of cash flows for the six months ended June 30, 2020.

CONSOLIDATED STATEMENTS OF OPERATIONS

	Six month ended June 30, 2020
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Cost of revenues	(1,242,790)	774,502	(468,288)

Gross profit (loss)	(777,064)	774,502	(2,562)

Product development	(118,237)	(774,502)	(892,739)
Gain on disposal of subsidiaries	384,483,491	7,365,097	391,848,588

Total operating (expenses) income	326,708,064	6,590,595	333,298,659

(Loss) gain from operations	325,958,358	7,365,097	333,323,455

Interest expense, net	(7,495,801)	3,675,076	(3,820,725)
Other income (expenses), net	(12,002,498)	139,006	(11,863,492)
(Loss) gain before income tax expense and share of loss in equity method investments	299,155,646	11,179,179	310,334,825
Income tax	—	(7,165,097)	(7,165,097)
Gain on extinguishment of convertible notes	148,647,177	(91,891,275)	56,755,902
Net (loss) gain	447,802,823	(87,877,193)	359,925,630

Net (loss) gain attributable to The9 Limited	450,573,532	(87,877,193)	362,696,339

Net (loss) gain attributable to holders of ordinary shares	449,835,286	(87,877,193)	361,958,093

Total comprehensive (loss) gain	446,543,063	(87,877,193)	358,665,870

Comprehensive (gain) loss attributable to:
The9 Limited	449,576,859	(87,877,193)	361,699,666

Net loss attributable to holders of ordinary shares per share:
- Basic and diluted	3.88	(0.76)	3.12

CONSOLIDATED BALANCE SHEETS

	As of June 30, 2020
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Prepayments and other current assets, net of allowance for doubtful accounts	20,606,632	200,000	20,806,632
Total current assets	80,380,745	200,000	80,580,745

TOTAL ASSETS	94,696,688	200,000	94,896,688

Short-term borrowings	84,272,527	35,397,500	119,670,027
Total current liabilities	488,310,055	35,397,500	523,707,555

TOTAL LIABILITIES	492,523,620	35,397,500	527,921,120

Class A ordinary shares (US$0.01 par value; 4,300,000,000 shares authorized, 103,737,691 and 151,722,691 shares issued and outstanding as of December 31, 2019 and June 30, 2020 , respectively)	10,852,149	(132,466)	10,719,683
Class B ordinary shares (US$0.01 par value; 600,000,000 shares authorized, 9,192,011 and 11,067,011 shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively)	648,709	132,466	781,175
Additional paid-in capital	2,573,788,331	52,679,693	2,626,468,024
Statutory reserves	28,071,982	(20,745,422)	7,326,560
Accumulated deficit	(2,960,282,699)	(67,131,771)	(3,027,414,470)
The9 Limited shareholders’ deficit	(351,696,153)	(35,197,500)	(386,893,653)
Total shareholders’ deficit	(746,873,480)	(35,197,500)	(782,070,980)

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	94,696,688	200,000	94,896,688

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Six month ended June 30, 2020
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net (loss) gain	447,802,823	(87,877,193)	359,925,630

Adjustments for:
Gain on disposal of subsidiaries	(384,483,491)	(7,365,097)	(391,848,588)
Gain on extinguishment of convertible notes	(148,647,177)	91,891,275	(56,755,902)
Foreign currency exchange (gain) loss	11,598,132	784,620	12,382,752
Fair value change on warrant liability	(123,056)	246,112	123,056
Amortization of discount and interest on convertible notes	6,598,391	(3,675,075)	2,923,316
Change in prepayments and other current assets	(5,781,257)	200,000	(5,581,257)
Change in accrued expenses and other current liabilities	6,494,048	(36,053,797)	(29,559,749)

Net cash used in operating activities	(20,349,997)	(41,849,155)	(62,199,152)

Repayments of entrusted loan	(43,009,402)	43,009,402	—

Net cash provided by (used in) financing activities	(374,538,461)	43,009,402	(331,529,059)

Effect of foreign exchange rate changes on cash and cash equivalents	(1,264,825)	(1,160,247)	(2,425,072)

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The accompanying consolidated financial statements have been prepared on a going concern basis. The Group has accumulated deficit of approximately  RMB3,027.4 million (US$428.5 million) and total current liabilities exceeded total assets by approximately RMB428.8 million (US$60.7 million) as of June 30, 2020. The Group expects to continue to incur product development and sales and marketing expenses for licensed and proprietary new games in order to achieve overall revenue growth.

To meet its working capital needs, the Group is considering multiple alternatives, including, but not limited to, additional equity financing, settlement of secured convertible notes, launch of new games, and cost controls as outlined below. There can be no assurance that the Group will be able to complete any such transaction on acceptable terms or otherwise. If the Group is unable to obtain the necessary capital, it will need to pursue a plan to license or sell its assets, seek to be acquired by another entity, or cease operations.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset or liability amounts that might result from the outcome of this uncertainty.

Additional Equity Financing

In 2020, the Group completed an offering and raised a net proceed of US$8.1 million. The Group also issued and sold a one-year convertible note and received a net proceed of US$0.5 million. The Group may continue to do similar equity financing in the future.

In addition, the Group intends to obtain financial support from Mr. Jun Zhu, CEO and Chairman of the Group, if needed in the future.

Settlement of Secured Convertible Notes

On November 24, 2015, the Group entered into an agreement with Splendid Days Limited for a private placement of secured convertible notes for gross proceeds of US$40,050,000. This transaction closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes matured in December 2018, subject to a two-year extension at the discretion of the investor. In March 2019, the Group entered into a deed of settlement agreement relating to the settlement of convertible notes which matured in December 2018, pursuant to which the convertible notes should be repaid by May 31, 2019 through the proceeds from the sale of the Group’s subsidiaries that hold office buildings located at Zhangjiang, Shanghai. On May 29, 2020, the Group entered into a confidential deed of settlement with Splendid Days Limited and Ark Pacific Associates Limited, according to the deed of settlement, the Group repaid the principal and interest by cash and by granting ordinary shares of RMB 315.9 million (US$44.6 million) and RMB 53.6 million(US$7.6 million), respectively. The total repayment amount on outstanding debts including the convertible notes and interest-free loan is approximately RMB 369.5 million (US$52.2 million).

Launch of New Games

In 2020, the Group signed a cooperation agreement with Voodoo, a French game developer and publisher. The Group and Voodoo will collaborate on the publishing and operation of casual mobile games in mainland China. The Group will publish and operate two games under this agreement, with an option for a third game for casual game with In App Purchase (“IAP”) licensed by Voodoo. The Group plans to launch these licensed casual mobile games in 2021.

Cost Controls

Currently, a significant portion of our cash outflows is attributable to administrative expenses. The Group has the ability to control the level of discretionary spending on administrative expenses by implementation of cost savings on non-essential expenses from the day-to-day business operations.

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The accompanying consolidated financial statements have been prepared on a going concern basis. The Group has accumulated deficit of approximately  RMB3,410.9 million (US$489.9 million) and total current liabilities exceeded total assets by approximately RMB876.6 million (US$125.9 million) as of December 31, 2019. The Group also suffered a net loss of approximately RMB196.2 million (US$28.2 million) for the year ended December 31, 2019. The Group expects to continue to incur product development and sales and marketing expenses for licensed and proprietary new games in order to achieve overall revenue growth.

To meet its working capital needs, the Group is considering multiple alternatives, including, but not limited to, additional equity financing, settlement of secured convertible notes, launch of new games and new operations, and cost controls as outlined below. There can be no assurance that the Group will be able to complete any such transaction on acceptable terms or otherwise. If the Group is unable to obtain the necessary capital, it will need to pursue a plan to license or sell its assets, seek to be acquired by another entity, or cease operations.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset or liability amounts that might result from the outcome of this uncertainty.

Additional Equity Financing

The Group intends to obtain financial support from Mr. Jun Zhu, CEO and Chairman of the Group, if needed in 2020.

Settlement of Secured Convertible Notes (see Note 19)

On November 24, 2015, the Group entered into an agreement with Splendid Days Limited for a private placement of secured convertible notes for gross proceeds of US$40,050,000. This transaction closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes matured in December 2018, subject to a two-year extension at the discretion of the investor. In March 2019, the Group entered into a deed of settlement agreement relating to the settlement of convertible notes which matured in December 2018, pursuant to which the convertible notes should be repaid by May 31, 2019 through the proceeds from the sale of the Group’s subsidiaries that hold office buildings located at Zhangjiang, Shanghai. In November 2019, Splendid Days Limited agreed to extend the repayment date to December 31, 2019 as disposal of those Group subsidiaries was still in process. Subsequent to December 31, 2019, the Group completed disposal of those Group subsidiaries, has repaid the principal and interest due on the entrusted bank loan and has repaid US$4.8 million to the issuer of convertible notes. The Group plans to use proceeds from the above sale to settle remaining outstanding balance of convertible notes amounting to US$55.5 million.

Launch of New Games and New Operations

The Group plans to launch our proprietary online mobile games on different platforms, including the CrossFire New Mobile Game and Audition. In November 2017, the Group entered into an exclusive publishing agreement with two third-party companies, pursuant to which these third-party companies were granted an exclusive right to publish CrossFire New Mobile Game and Audition in the PRC. The Group has invested significant financial and personnel resources in development of our proprietary CrossFire New Mobile Game and the Group expects to obtain regulatory approval to launch this game in 2020.

In February 2018, the Group subscribed for a total of 5,297,157 tokens to be issued by Telegram Inc. at a consideration of US$2.0 million with a third-party company and the tokens were expected to be issued in 2019. In October 2019, Telegram notified participants of the tokens offering that the U.S. Securities and Exchange Commission (“SEC”) filed a lawsuit against them in United States and that the expected launch date has been extended to April 2020. As of December 31, 2019, the Group has provided a valuation allowance on these subscribed tokens.  As of the issuance date of these consolidated financial statements, these subscribed tokens have not been issued. Telegram may further extend the launch date or may enter into a termination arrangement depending on the development of the future events.

In March 2019, the Group entered into a joint venture agreement with Faraday & Future Inc. (“F&F”), and subsequently attempted to enter into electric vehicle business. The Group has established a joint venture with F&F to manufacture, market, distribute and sell certain of F&F’s car models in the PRC. As of December 31, 2019, the Group has not entered into a license agreement with F&F and has not fulfilled its first installment capital commitment to the development of the joint venture. While the joint venture arrangement remains effective, the Group is currently in the process of identifying alternative business development areas.

Cost Controls

Currently, a significant portion of our cash outflows is attributable to administrative expenses. The Group has the ability to control the level of discretionary spending on administrative expenses by implementation of cost savings on non-essential expenses from the day-to-day business operations.

Consolidation

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIEs in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries and VIEs have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited (“L&A”) and certain other shareholders of Red 5. After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group controls a majority of Board of Director seats and only a majority vote is required to approve Board of Director resolutions, and as the Group has continuously funded the operation of Red 5, the Group still retained effective control over Red 5. Red 5 remained as a consolidated entity of the Group as of June 30, 2020.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem our VIE structure as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIEs in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries and VIEs have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited (“L&A”) and certain other shareholders of Red 5 (see Note 9). After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group controls a majority of Board of Director seats and only a majority vote is required to approve Board of Director resolutions, and as the Group has continuously funded the operation of Red 5, the Group still retained effective control over Red 5. Red 5 remained as a consolidated entity of the Group as of December 31, 2019.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem our VIE structure as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

Use of estimates

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than-temporary impairment, allowance for doubtful accounts, revenue recognition, assessment of impairment of other long-lived assets, assessment of impairment of advances to suppliers and other advances, incremental borrowing rates for lease assessment, fair value of redeemable noncontrolling interest, fair value of the warrants, share-based compensation expenses, consolidation of VIEs, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than-temporary impairment, allowance for doubtful accounts, revenue recognition, assessment of impairment of other long-lived assets, assessment of impairment of advances to suppliers and other advances, incremental borrowing rates for lease assessment, fair value of redeemable noncontrolling interest, fair value of the warrants, share-based compensation expenses, consolidation of VIEs, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Foreign currency translation

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group’s functional currency, with the exception of its subsidiaries, Red 5, The9 Interactive, and Red 5 Singapore, is the RMB. The functional currency of Red 5, The9 Interactive, and Red 5 Singapore, is the United States dollar ("US$" or "U.S. dollar"), U.S. dollar, and Singapore dollar, respectively. Assets and liabilities of Red 5, The9 Interactive, and Red 5 Singapore, are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange (loss) gain in the consolidated statements of operations and comprehensive loss.

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group’s functional currency, with the exception of its subsidiaries, Red 5, The9 Interactive, and Red 5 Singapore, is the RMB. The functional currency of Red 5, The9 Interactive, and Red 5 Singapore, is the United States dollar ("US$" or "U.S. dollar"), U.S. dollar, and Singapore dollar, respectively. Assets and liabilities of Red 5, The9 Interactive, and Red 5 Singapore, are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange (loss) gain in the consolidated statements of operations and comprehensive loss.

Cash and cash equivalents

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly liquid investments with a maturity date when acquired of three months or less. As of December 31, 2019 and June 30, 2020, cash and cash equivalents were comprised primarily of bank deposits where cash is deposited with reputable financial institutions.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market.

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly liquid investments with a maturity date when acquired of three months or less. As of December 31, 2018 and 2019, cash and cash equivalents were comprised primarily of bank deposits where cash is deposited with reputable financial institutions. Included in cash and cash equivalents as of December 31, 2018 and 2019 are amounts denominated in U.S. dollar totaling US$0.08 million and US$0.35 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB3.6 million and RMB7.6 million (US$1.1 million) as of December 31, 2018 and 2019, respectively.

Allowance for doubtful accounts

<6> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from third-party game platforms, and other receivables, which are included in prepayments and other current assets, both of which are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

<6> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from third-party game platforms, and other receivables, which are included in prepayments and other current assets, both of which are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided an allowance for doubtful accounts of RMB0.05 million, RMB21.2 million and RMB0.2 million (US$0.01 million) for the years ended December 2017, 2018 and 2019, respectively.

Investments in equity method investee and loan to equity method investee

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Available-for-sale investments

<8> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

Property, equipment and software, net

<8> Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai and the transaction was completed on February 21, 2020.

<9> Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

In September 2019, the Group entered into an agreement with Kapler Pte. Ltd., a third-party, to sell three subsidiaries which hold land use rights and office buildings located at Zhangjiang, Shanghai. As of December 31, 2019, the transaction was in process and the Group has presented both the land use rights and office buildings as assets held-for-sale (see Note 7).

Goodwill

<10> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisitions. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. In 2010, the Group recognized goodwill of US$1.6 million in connection with the acquisition of Red 5 and provided a full valuation allowance against that goodwill in 2016. Subsequently, the Group has not recognized additional goodwill.

Assets held for sale

<9> Assets held for sale

Assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Long-lived assets to be sold are classified as held for sale if all the recognition criteria in Accounting Standards Codification (“ASC”) 360-10-45-9 are met:

•	Management having the authority to approve the action, commits to a plan to sell the asset;
•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;
•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;
•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;
•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets and liabilities classified as held-for-sale are measured at lower of their carrying amount or fair value less costs to sell.

<11> Assets held for sale

Assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Long-lived assets to be sold are classified as held for sale if all the recognition criteria in Accounting Standards Codification (“ASC”) 360-10-45-9 are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset;
•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;
•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;
•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;
•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets and liabilities classified as held-for-sale are measured at lower of their carrying amount or fair value less costs to sell.

Intangible assets

<12> Intangible assets, net

Intangible assets consist primarily of acquired game licenses and acquired game development costs from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two to seven years. Amortization of acquired game licenses commences upon monetization of the related online game. In September 2011, the Group paid US$10.0 million and guaranteed an additional payment of US$12.7 million due within four years to the third-party game publisher to acquire game licenses. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the proceeds received from future game licensing and royalties, if any. The total consideration paid, including the US$10.0 million and the guaranteed amount of US$12.7 million, was recorded as an acquired game license. The contingent payments will be recorded as cost of services when incurred. The remaining payable related to this game license fee was US$3.1 million as of both December 31, 2018 and 2019. The acquired game licenses were fully amortized or impaired in 2016.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill. Acquired in-process research and development costs are initially considered an indefinite-lived asset. Upon completion of the research and development efforts, these costs are recorded as acquired game development costs and are amortized on a straight-line basis over the estimated useful economic life of the relevant online game. Amortization of acquired game development cost commences upon monetization of the related online game. The acquired game development cost was fully amortized or impaired in 2016.

Land use right, net

<10> Land use rights, net

Land use rights represents operating lease prepayments to the PRC’s Land Bureau for usage of the parcel of land located at Zhangjiang, Shanghai. Amortization is calculated using the straight-line method over the estimated land use rights period of 44 years.

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai and the transaction was completed on February 21, 2020.

<13> Land use rights, net

Land use rights represents operating lease prepayments to the PRC’s Land Bureau for usage of the parcel of land located at Zhangjiang, Shanghai. Amortization is calculated using the straight-line method over the estimated land use rights period of 44 years.

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. As of December 31, 2019, the transaction was in process and the Group has presented both the land use right and office buildings as assets held-for sale (see Note 7).

Impairment of long-lived assets

<11> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

<14> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

Revenue recognition

<12> Revenue recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers, applying the modified retrospective method to contracts that were not completed as of January 1, 2018. Results for reporting periods beginning on or after January 1, 2018 are presented under ASC 606, while prior period results are not adjusted.

Revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration of the Group expects to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time.

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third-party platforms and overseas licensing of the online game to other operators. The Group grants operation right on authorized games, together with associated services which are rendered to the customers over time. The Group adopts virtual item / service consumption model for the online game services. Players can access certain games free of charge, but many purchase game points to acquire in-game premium features. The Group may act as principal or agent through the various transaction arrangements.

The determination on whether to record the revenue gross or net is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has general inventory risk; (iii) changes the product or performs part of the services; (iv) has latitude in establishing the selling price; (v) has involvement in the determination of product or service specifications. The assessment is performed for all licensed online games.

When acting as principal

Revenues from online game operation operated through telecom carriers and certain online games operators are recognized upon consumption of the in-game premium features based on gross revenue sharing-payments to third-party operators, but net of value-added tax (“VAT”). The Group earns revenue from the sale of in-game virtual items. Revenues are recognized as the virtual items are consumed or over the estimated lives of the virtual items, which are estimated by considering the average period that players are active and players’ behavior patterns derived from operating data. Accordingly, commission fees paid to third-party operators are recorded as cost of revenues.

When acting as agent

With respect to games license arrangements entered into by third-party operators, if the terms provide that (i) third-party operators are responsible for providing game desired by the game players; (ii) the hosting and maintenance of game servers for running the games is the responsibility of third-party operators; (iii) third-party operators have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of the game made by the Group; and (iv) publishing, providing payment solution and market promotion services are the responsibilities of third-party operators and the Group is responsible to provide intellectual property licensing and subsequent technical services, then the Group considers itself as an agent of the third-party operators in such arrangement with game players. Accordingly, the Group records the game revenues from these licensed games, net of amounts paid to the third-party operators.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, where the Group has satisfied its performance obligations and has the unconditional right to payment.

Deferred revenue related to unsatisfied performance obligations at the end of the period primarily consists of fees received from game players for online game services and technical services. For deferred revenue, due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period.

<15> Revenue recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers, applying the modified retrospective method to contracts that were not completed as of January 1, 2018. Results for reporting periods beginning on or after January 1, 2018 are presented under ASC 606, while prior period results are not adjusted.

Revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration of the Group expects to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time.

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third-party platforms and overseas licensing of the online game to other operators. The Group grants operation right on authorized games, together with associated services which are rendered to the customers over time. The Group adopts virtual item / service consumption model for the online game services. Players can access certain games free of charge, but many purchase game points to acquire in-game premium features. The Group may act as principal or agent through the various transaction arrangements.

The determination on whether to record the revenue gross or net is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has general inventory risk; (iii) changes the product or performs part of the services; (iv) has latitude in establishing the selling price; (v) has involvement in the determination of product or service specifications. The assessment is performed for all licensed online games.

When acting as principal

Revenues from online game operation operated through telecom carriers and certain online games operators are recognized upon consumption of the in-game premium features based on gross revenue sharing-payments to third-party operators, but net of value-added tax (“VAT”). The Group earns revenue from the sale of in-game virtual items. Revenues are recognized as the virtual items are consumed or over the estimated lives of the virtual items, which are estimated by considering the average period that players are active and players’ behavior patterns derived from operating data. Accordingly, commission fees paid to third-party operators are recorded as cost of revenues.

When acting as agent

With respect to games license arrangements entered into by third-party operators, if the terms provide that (i) third-party operators are responsible for providing game desired by the game players; (ii) the hosting and maintenance of game servers for running the games is the responsibility of third-party operators; (iii) third-party operators have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of the game made by the Group; and (iv) publishing, providing payment solution and market promotion services are the responsibilities of third-party operators and the Group is responsible to provide intellectual property licensing and subsequent technical services, then the Group considers itself as an agent of the third-party operators in such arrangement with game players. Accordingly, the Group records the game revenues from these licensed games, net of amounts paid to the third-party operators.

Licensing revenue

The Group licenses its online games, most of which are developed in house, to third parties. The Group receives monthly revenue-based royalty payments from the third-party licensee operators. Monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to access the games where initial license fee is allocated solely on the license. License fees are recognized as revenue evenly throughout the license period after commencement of the game, given that the Group’s intellectual property rights subject to the license are considered to be symbolic and the licensee has the right to access such intellectual property rights as they exist over time when the license is granted.

Technical services

Technical services are blockchain-related consulting services where the Group is to provide designing, programming, drafting of white papers, and related services to customers. These revenues are recognized when delivery of the services has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, where the Group has satisfied its performance obligations and has the unconditional right to payment.

Deferred revenue related to unsatisfied performance obligations at the end of the period primarily consists of fees received from game players for online game services and technical services. For deferred revenue, due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Of the deferred revenue balance at the beginning of the period, revenue of RMB5.4 million and RMB0.2 million (US$0.02 million) was recognized during the years ended December 31, 2018 and 2019, respectively.

Advances from customers and deferred revenue

<16> Advances from customers

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fees received in advance of the monetization of the game is recorded in advances from customers.

Convertible notes and warrants

<13> Convertible notes and warrants

Convertible Notes and Beneficial Conversion Feature ("BCF")

The Group issued convertible notes and warrants in December 2015. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as the conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible notes agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. For convertible notes issued with detachable warrants, a portion of the note’s proceeds is allocated to the warrant based on the fair value of the warrants at the date of issuance. The allocated fair value for the warrants and the value of the BCF are both recorded in the consolidated financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method.

The Group present the occurred debt issuance costs as a direct deduction from the convertible notes. Amortization of the costs is reported as interest expense.

Upon the extinguishment of the convertible notes, the reacquisition price is allocated to the repurchased beneficial conversion feature measured at the intrinsic value as of the extinguishment date, the residual amount allocated to convertible debt. The difference between the reacquisition price of convertible debt and the net carrying amount of the extinguished convertible debt is recognized as gain or loss in the statement of operations and comprehensice (loss) gain of the period of extinguishment.

Warrants

The Group accounts for the detachable warrants issued in connection with convertible notes under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock. The Group classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Group uses the Black-Scholes-Merton pricing model (the “Black-Scholes Model”) to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Group’s common stock at the date of issuance, and at each subsequent reporting period, is based on historical fluctuations in the Company’s stock price. The risk-free interest rate is based on United States Treasury zero-coupon issues with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is based on the historical pattern of exercises of warrants.

<17> Convertible notes and warrants

Convertible Notes and Beneficial Conversion Feature ("BCF")

The Group issued convertible notes and warrants in December 2015. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as the conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible notes agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. For convertible notes issued with detachable warrants, a portion of the note’s proceeds is allocated to the warrant based on the fair value of the warrants at the date of issuance. The allocated fair value for the warrants and the value of the BCF are both recorded in the consolidated financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method.

The Group present the occurred debt issuance costs as a direct deduction from the convertible notes. Amortization of the costs is reported as interest expense.

Warrants

The Group accounts for the detachable warrants issued in connection with convertible notes under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock. The Group classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Group uses the Black-Scholes-Merton pricing model (the “Black-Scholes Model”) to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Group’s common stock at the date of issuance, and at each subsequent reporting period, is based on historical fluctuations in the Company’s stock price. The risk-free interest rate is based on United States Treasury zero-coupon issues with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is based on the historical pattern of exercises of warrants.

Cost of revenues

<14> Cost of revenues

Cost of revenues consists primarily of online game royalties, payroll, revenue sharing to third-party game platform, telecom carriers and other suppliers, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, and other overhead expenses directly attributable to the services provided.

<18> Cost of revenues

Cost of revenues consists primarily of online game royalties, payroll, revenue sharing to third-party game platform, telecom carriers and other suppliers, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, and other overhead expenses directly attributable to the services provided.

Product development costs

<15> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. For the six months ended June 30, 2019 and 2020, although software products has reached technological feasibility, total software costs incurred subsequent to reaching technological feasibility amounted to be immaterial and therefore not capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development, payroll, depreciation charges and other overhead for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

<19> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. For the years ended December 31, 2017, 2018 and 2019, although software products has reached technological feasibility, total software costs incurred subsequent to reaching technological feasibility amounted to be immaterial and therefore not capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development, payroll, depreciation charges and other overhead for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

Sales and marketing expenses

<16> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel.

<20> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB0.9 million, RMB0.3 million and RMB0.2 million (US$0.04 million) for the years ended December 31, 2017, 2018 and 2019, respectively, were expensed as incurred.

Government grants

<21> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB2.3 million, RMB1.6 million and RMB1.2 million (US$0.2 million) for the years ended December 31, 2017, 2018 and 2019, respectively, which were recorded in other income, net in the consolidated statements of operations and comprehensive loss.

Share-based compensation

<17> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition is estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies. On January 1, 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to nonemployees. Under ASU 2018-07, the accounting for awards to non-employees is similar to the model for employee awards.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

<22> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition is estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies. On January 1, 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to nonemployees. Under ASU 2018-07, the accounting for awards to non-employees is similar to the model for employee awards.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

On June 6, 2017, the Board of Directors of the Group approved cancellation of a portion of the options and accelerated vesting of the remaining options in addition to the repricing of the exercise price which was US$0.00. Pursuant to the option agreement entered with the optionees, options totaling 6,328,535 were exercised and options totaling 10,806,665 were canceled. An independent appraiser engaged by the Group prepared a valuation report assessing the fair value of the options. The cancellation and acceleration of the options were considered as an option modification. Subject to ASC 718‑20‑35, the remaining unrecognized compensation cost of unvested stock option measured at grant date shall be recognized at the date of modification. The incremental compensation cost which is the excess of the fair value of the replacement award over the fair value of the canceled award was recognized at the date of cancelation.

Leases

<18> Leases

The Group applied ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to recast comparative periods. Right-of-use ("ROU") assets represent the Group's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group's leases do not provide an implicit rate, the Group uses the PBOC's incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group's lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease expense is immaterial to its consolidated statements of operations, comprehensive loss, and cash flows. The Group has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

On January 1, 2019, the effective date of ASC 842, the Group has no lease assets and lease liabilities to be recognized as the Group has no lease contracts that require transition. There was no impact to retained earnings at adoption.

<23> Leases

The Group applied ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to recast comparative periods. Right-of-use ("ROU") assets represent the Group's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group's leases do not provide an implicit rate, the Company uses the PBOC's incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group's lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease expense is immaterial to its consolidated statements of operations, comprehensive loss, and cash flows. The Group has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

On January 1, 2019, the effective date of ASC 842, the Group has no lease assets and lease liabilities to be recognized as the Group has no lease contracts that require transition. There was no impact to retained earnings at adoption.

Income taxes

<19> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

<24> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

Redeemable noncontrolling interests

<20> Redeemable noncontrolling interests

Redeemable noncontrolling interests are equity interests of our consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group’s control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings (loss) allocations.

<25> Redeemable noncontrolling interests

Redeemable noncontrolling interests are equity interests of our consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group’s control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings (loss) allocations.

Noncontrolling interest

<21> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

<26> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

(Loss) gain per share

<22> (Loss) gain per share

Basic (loss) gain per share is computed by dividing net (loss) gain attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net (loss) income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method and are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net (loss) gain is recorded.

<27> Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method and are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Segment reporting

<23> Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in Greater China, North America, and other areas.

<28> Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in Greater China, North America, and other areas.

Certain risks and concentration

<24> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2019 and June 30, 2020, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

<29> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Fair value measurements

<26> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

<30> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

Financial instruments

<27> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, investments, accounts receivable, accounts payable, short-term borrowings, warrants and convertible notes. The carrying value of the Group’s cash and cash equivalents, investments, accounts receivable, accounts payable and short-term borrowings approximate their market values due to the short-term nature of these instruments. Warrants are recorded in the consolidated balance sheets based on fair value.

The Company adopted ASU 2016-13 Financial Instruments-Credit Losses ("ASU 2016-13") beginning January 1, 2020 by applying the modified retrospective method with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Group’s adoption of ASU 2016-13 did not have a material impact on the consolidated financial statements.

<31> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, investments, accounts receivable, accounts payable, short-term borrowings, warrants and convertible notes. The carrying value of the Group’s cash and cash equivalents, investments, accounts receivable, accounts payable and short-term borrowings approximate their market values due to the short-term nature of these instruments. Warrants are recorded in the consolidated balance sheets based on fair value. Both carrying value and fair value of convertible notes as of December 31, 2019 were RMB414.1 million (US$59.5 million).

Recent accounting pronouncements

<28> Recent accounting pronouncements

Income Taxes

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Group is currently evaluating the impact of ASU 2019-12 on its financial position, results of operations, and cash flow.

<32> Recent accounting pronouncements

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (“ASU 2016-13”). Further, as clarification of the new guidance, the FASB issued several subsequent amendments and updates to ASU 2016-13. ASU 2016-13 replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company will adopt ASU 2016-13 beginning January 1, 2020 by applying the modified retrospective method with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Group’s adoption of ASU 2016-13 did not have a material impact on the consolidated financial statements.

Fair Value Measurements

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. The new guidance is effective for the fiscal years and interim reporting periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for the adoption of either the entire ASU or only the provisions that eliminate or modify the requirements. The Group’s adoption of ASU 2018-13 did not have a material impact to the consolidated financial statements.

Income Taxes

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Group is currently evaluating the impact of ASU 2019-12 on its financial position, results of operations, and cash flow.